Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consists of the following:

	Estimated Useful Life (in years)	December 31,
		2023	2022
Satellites in orbit	3	$68,184	$54,370
Satellites under construction	Not applicable	17,506	22,194
Leasehold improvements	5-10	7,624	6,433
Other property and equipment	3-10	4,241	4,146
Total property and equipment		97,555	87,143
Less: Accumulated depreciation		(56,425)	(39,162)
Property and equipment, net		$41,130	$47,981
Information related to our property and equipment and operating lease ROU assets by geography is as follows:

	December 31,
	2023	2022
Uruguay	$36,428	$43,134
Argentina	807	1,346
Spain	861	729
Netherlands	5,896	9,471
Other countries	333	1,472
Total (1)	$44,325	$56,152
(1)The presentation in the table above is based on the geographic location of the entity that holds the assets.